14. PROMISSORY NOTES TO RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
George J. Coates [Member]
Related Party Transaction [Line Items]
Promissory notes were issued	$ 195,000	$ 375,000
Promissory notes was repaid	31,000	125,000
Promissory notes interest rate	17.00%	17.00%
Bernadette Coates [Member]
Related Party Transaction [Line Items]
Promissory notes were issued	76,000	12,000
Promissory notes was repaid	10,000	18,000
Promissory notes interest rate	17.00%	17.00%
Richard W. Evans [Member]
Related Party Transaction [Line Items]
Related parties promissory notes issued	0	120,000
Promissory notes, including accrued interest converted to restricted shares of common stock	120,000	131,000
Restricted shares of common stock issued upon conversion of promissory notes	2,000,000	768,648
Accrued interest		31,000
Frank J. Adipietro
Related Party Transaction [Line Items]
Related parties promissory notes issued	0	50,000
Promissory notes, including accrued interest converted to restricted shares of common stock	57,000	188,000
Restricted shares of common stock issued upon conversion of promissory notes	639,939	1,100,922
Accrued interest	$ 7,000	$ 38,000